SUBSEQUENT EVENTS (Details) - USD ($)	May 08, 2019	Jun. 30, 2019	Jun. 28, 2019	May 21, 2019
Subsequent Event [Line Items]
Number of additional shares		50,000,000
Business combination, consideration	$ 6,500,000
Financing SPA
Subsequent Event [Line Items]
Expected investment from investors against which a loan taken		$ 25,000,000		$ 25,000,000
Number of shares in the form of escrow agreed to issue immediately prior to the merger		4,574,272
Number of shares agreed to issue immediately prior to the merger		4,574,272
July Bridge Loan
Subsequent Event [Line Items]
Advances from investors			$ 2,500,000
Expected investment from investors against which a loan taken			25,000,000
Original issue discount			375,000
Offset amount			2,875,000
Amount may be paid if the merge is not completed			$ 2,875,000